Proposal for the distribution of earnings	12 Months Ended
Dec. 31, 2018
Proposal for the distribution of earnings
Proposal for the distribution of earnings

32. Proposal for the distribution of earnings

It is proposed that the earnings of Fresenius Medical Care AG & Co. KGaA for the fiscal year 2018 will be distributed as follows:

Proposal for the distribution of earnings
in € THOUS, except for share data

Payment of a dividend of €1.17 per share on share capital of €306,879 entitled to receive dividends	359.048
Balance to be carried forward	3.295.832
3.654.880